Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates that were used in creating the consolidated financial statements	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements [Abstract]
Period-end spot rate	6.8972		6.6981	6.4566	7.0651
Average rate	6.9789	6.4316	6.4554	6.6221	7.0309